                                                             File No. 333-109014

                            As filed January 22, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 3
                        (Check appropriate box or boxes)
                              Gartmore Mutual Funds
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)
                                 (484) 530-1300
                                 ---------------
                        (Area Code and Telephone Number)
                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                        --------------------------------
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)
                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                              --------------------
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)
                                   Copies to:
                              Kristin H. Ives, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Title  of the  securities  being  registered:  Class  A,  Class  B,  Class C and
Institutional Service Class shares of beneficial interest, without par value, of the Gartmore Growth Fund. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                     PART A

Part A, the definitive  Prospectus/Proxy  Statement  dated October 22, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[File No.  333-109014],  on October  23,  2003,  and is herein  incorporated  by reference.

                                     PART B

Part B, the  definitive  Statement of Additional  Information  dated October 22,
2003 as supplemented November 6, 2003, has been filed pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended [File No.  333-109014]  on November 6,
2003, and is hereby incorporated by reference.

                              GARTMORE MUTUAL FUNDS

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 15.  Indemnification

Section 5.1 of Gartmore  Mutual Funds' Amended  Declaration of Trust provides as follows:

     No Trustee, officer, employee or agent of the Trust shall be subject to any personal  liability  whatsoever to any Person,  other than the Trust or its
     Shareholders,  in  connection  with Trust  Property  or the  affairs of the
     Trust,  except that  arising  from bad faith,  willful  misfeasance,  gross negligence or reckless  disregard for his duty to such Person; and all such
     Persons shall look solely to the Trust Property for  satisfaction of claims of any nature arising in connection with the affairs of the Trust.

     No  Shareholder  as  such  shall  be  subject  to  any  personal  liability whatsoever  to any Person in  connection  with Trust  Property or the acts, obligations  or  affairs  of  the  Trust.  If  any  Shareholder  or  former
     Shareholder  shall be charged or held personally  liable for any obligation or  liability  of the Trust  solely  by  reason  of being or having  been a
     Shareholder  and  not  because  (upon  proper  and  timely  request  by the
     Shareholder)  shall assume the defense  against such charge and satisfy any judgment or settlement  thereon,  and the Shareholder or former Shareholder
     (or his heirs,  executors,  administrators  or corporate  or other  general successor)  shall be entitled out of the assets of the Trust Property to be held harmless  from and  indemnified  against all loss and expense  arising from such liability.

     The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested.  A Trustee shall be liable for his own duties  involved in the  conduct of the office of Trustee,  and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or  wrongdoing  of any officer,  agent, employee, consultant,  Investment Adviser, Distributor,  Administrator,  or
     Transfer Agent of the Trust,  nor shall any Trustee be responsible  for the act or omission of any other Trustee;  and (b) the Trustees may rely on the advice of counsel or experts as described in Section 5.6 below.

Section 5.2. of Gartmore Mutual Funds' Amended  Declaration of Trust provides as follows:

     (a)  Subject to the exceptions and  limitations  contained in paragraph (b)
          below:

          (i)  Every  person  who is, or has been a Trustee  or  officer  of the
               Trust shall be indemnified by the Trust against all liability and against  all  expenses  reasonably  incurred  or  paid  by him in connection with any claim, action, suit or proceeding in which he becomes  involved as a party or  otherwise by virtue of his being or having been a Trustee or officer and against  amounts  paid or incurred by him in the settlement thereof.

          (ii) The words "claim,"  "action",  "suit" or "proceeding" shall apply to all claims,  actions, suits or proceedings (civil, criminal or other,  including appeals),  actual or threatened;  and the words
               "liability"  and "expenses"  shall include,  without  limitation, attorneys' fees,  costs,  judgments,  amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No  indemnification  shall  be  provided  hereunder  to a  Trustee  or officer:

          (i)  against any liability to the Trust or the  Shareholders by reason of a final  adjudication  by the court or other body before which
               the   proceeding   was   brought   that  he  engaged  in  willful
               misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (ii) with respect to any matter as to which he shall have been finally adjudicated  not to have acted in good faith or in the reasonable belief that his action was in or not opposed to the best interest of the Trust; or

          (iii)in the event of a settlement or other  disposition  not involving a final  adjudication as provided in paragraphs (b)(i) or (b)(ii)
               resulting in a payment by a Trustee or officer,  unless there has been either a determination  that such Trustee or officer did not engage in willful  misfeasance,  bad faith,  gross  negligence or reckless  disregard of the duties  involved in the conduct of his office by the court or other body  approving  the  settlement  or other disposition or by a reasonable determination,  based upon a
               review  of  readily   available  facts  (as  opposed  to  a  full
               trial-type inquiry) that he did not engage in such conduct:

               (A)  by vote of a majority of the  Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested
                    Trustees then in office act on the matter); or

               (B)  by written opinion of independent legal counsel.

     (c)  The rights of  indemnification  herein provided may be insured against by policies  maintained by the Trust,  shall be  severable,  shall not affect any other  rights to which any  Trustee  or officer  may now or hereafter be entitled, shall continue as to a Person who has ceased to be such  Trustee  or  officer  and shall  inure to the  benefit of the heirs,  executors and administrators of such Person. Nothing contained herein shall affect any rights to  indemnification  to which personnel other than  Trustees  and  officers  may be  entitled  by  contract or otherwise under law.

     (d)  Expenses of preparation  and  presentation  of a defense to any claim, action, suit or proceeding of the character described in paragraph (a)
          of this  Section  5.2 shall be  advanced  by the Trust  prior to final disposition  thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.2, provided that either:

          (i)  such  undertaking  is  secured  by a  surety  bond or some  other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

          (ii) a majority  of the  Disinterested  Trustees  acting on the matter
               (provided that a majority of the  Disinterested  Trustees then in office act on the matter) or an  independent  legal  counsel in a written opinion, shall determine,  based upon a review of readily available facts (as opposed to a full trial-type  inquiry),  that there is reason to believe that the recipient  ultimately will be found entitled to indemnification.

          As used in this section 5.2, a "Disinterested  Trustee" is one (i) who is not an "Interested  Person" of the Trust (including  anyone who has
          been  exempted  from  being  an  "Interested   Person"  by  any  rule,
          regulation or order of the Commission),  and (ii) against whom none of such actions,  suits or other  proceedings or another action,  suit or other  proceeding  on the  same  similar  grounds  is then or had been pending.

          Agents and  employees of the Trust who are not Trustees or officers of the Trust may be  indemnified  under the same standards and procedures set forth in this Section 5.2, in the discretion of the Board.

     With  respect  to  liability   of  Gartmore   Mutual  Fund  Capital   Trust
("Gartmore"),  the  investment  adviser  to the  Gartmore  Growth  Fund  and the
Nationwide  Large Cap Growth Fund (the  "Funds"),  reference  is made to Section
7(a) of the Investment  Advisory  Agreement  between  Gartmore Mutual Funds (the
"Trust") and Gartmore incorporated by reference herein.

     With  respect  to  Goldman   Sachs  Asset   Management,   L.P.'s   ("GSAM")
indemnification  of Gartmore,  and its affiliated and controlling  persons,  and
Gartmore's  indemnification of GSAM and its affiliated and controlling  persons, reference is made to Section 10(b) of the sub-advisory agreement incorporated by reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees,  officers and controlling persons of the Trust  pursuant to the foregoing  provisions,  or otherwise,  the
Trust has been advised that in the opinion of the United States  Securities  and
Exchange  Commission (the "Commission")  such  indemnification is against public policy as expressed  in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment  by the Trust of  expenses  incurred  or paid by a  trustee,  officer or controlling person of the Trust in the successful defense of any action, suit or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person in connection with the securities being  registered,  the Trust will, unless in the opinion of its counsel  the matter has been  settled by  controlling  precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except Exhibit (12)(a):

     (1)  Copies of the charter of the Trust as now in effect:

          (a)  Amended  Declaration of Trust  established as of October 30, 1997
               (as  amended  September  18,  2003)  previously  filed as Exhibit
               (23)(a)  with  Post-Effective  Amendment  No.  55 to the  Trust's
               Registration  Statement  on Form N-1A on October  30,  2003,  and
               herein incorporated by reference.

     (2)  Copies of the existing  by-laws or  corresponding  instruments  of the funds of the Trust:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,  of the Trust  previously  filed as  Exhibit  (23)(b)  with
               Post-Effective  Amendment  No.  40 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  November  5,  2002,   and  herein
               incorporated by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of the Trust:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Plan of  Reorganization  made by the Trust on behalf of  Gartmore
               Growth Fund and Nationwide  Large Cap Growth Fund as of September
               18,  2003,  previously  filed as Exhibit  (4)(a) with the initial
               Registration  Statement  on Form N-14 on  September  22,  2003 is
               hereby incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of the Trust:

          (a)  Article VI and Article X of the Amended  Declaration  of Trust as
               previously  incorporated by reference above to this  Registration
               Statement  as  Exhibit  (1)(a)  define  the  rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the Funds:

          (a)  Investment  Advisory Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               (24)(b)(5)(a) with Post-Effective Amendment No. 11 to the Trust's
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment dated September 1, 1999 to the Investment Advisory
                    Agreement  among  Nationwide  Mutual  Funds  (now  known  as
                    Gartmore Mutual Funds),  Nationwide Advisory Services,  Inc.
                    and  Villanova  Mutual  Fund  Capital  Trust  (now  known as
                    Gartmore  Mutual Fund  Capital  Trust)  previously  filed as
                    Exhibit  (23)(d)(1)(a) with Post-Effective  Amendment No. 18 to the  Registration  Statement on Form N-1A on December 29,
                    1999, and herein incorporated by reference.

          (b)  Subadvisory Agreement for the Nationwide Large Cap Growth Fund.

               (1)  Amendment to Subadvisory  Agreement  dated September 1, 1999 among Nationwide  Mutual Funds (now known as Gartmore Mutual
                    Funds),  Villanova  Mutual Fund Capital  Trust (now known as
                    Gartmore  Mutual Fund Capital Trust) and Goldman Sachs Asset
                    Management previously filed as Exhibit (23)(d)(3)(c)(2) with
                    Post-Effective  Amendment  18 to  the  Trust's  Registration
                    Statement  on Form N-1A on  December  29,  1999,  and herein incorporated by reference.

     (7)  Copies of each underwriting or distribution contract between the Trust and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Mutual Funds and Gartmore Distribution Services,  Inc. previously filed as Exhibit  (7)(a)  with the Trust's  initial  Registration
               Statement on Form N-14 [File No.  333-103906]  on March 18, 2003,
               and herein incorporated by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit (6)(a) with
               Post-Effective  Amendment  No.  11 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer Agreement previously filed as Exhibit (7)(c) with the Trust's initial Registration Statement on Form N-14 [File No.
               333-103906]  on  March  18,  2003,  and  herein  incorporated  by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Trust in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of the Trust, including the schedule of remuneration:

          (a)  Global  Custody  Agreement  dated April 4, 2003 between  Gartmore
               Mutual Funds and JPMorgan Chase Bank previously  filed as Exhibit
               (23)(g)(3)  with  Post-Effective  Amendment  No. 1 to the Trust's
               Registration Statement on Form N-1A on April 30, 2003, and herein incorporated by reference.

     (10) Copies of any plan  entered  into by the Trust  pursuant to Rule 12b-1 under the 1940 Act and any  agreements  with any  person  relating  to implementation of the plan, and copies of any plan entered into by the
          Trust  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion of the minutes of the meeting of the Trust's trustees describing any action taken to revoke the plan:

          (a)  Amended  Distribution  Plan under Rule 12b-1 effective October 1,
               2002,  previously filed as Exhibit (23)(m)(1) with Post-Effective
               Amendment  No. 40 to the Trust's  Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

          (b)  Model Dealer  Agreement  previously  filed as Exhibit (6)(a) with
               Post-Effective  Amendment  No.  11 to  the  Trust's  Registration
               Statement   on  Form  N-1A  on  January   5,  1999,   and  herein
               incorporated by reference.

          (c)  Standard Dealer Agreement previously filed as Exhibit (7)(c) with the Trust's initial Registration Statement on Form N-14 [File No.
               333-103906]  on  March  18,  2003,  and  herein  incorporated  by reference.

          (d)  Amended  Rule  18f-3  Plan  amended   effective   March  1,  2003
               previously filed as Exhibit (23)(n) with Post-Effective Amendment
               No.  35 to the  Trust's  Registration  Statement  on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion  and  consent  of  counsel  previously  filed as  Exhibit
               (11)(a) with the initial  Registration  Statement on Form N-14 on
               September 22, 2003, is hereby incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          (a)  Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences to  Shareholders is included in this  Post-Effective
               Amendment  No. 3 to the  Registration  Statement  on Form N-14 as
               Exhibit (12)(a).

     (13) Copies of all material contracts of the Trust not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund Administration  Agreement dated May 9, 1998 among Nationwide
               Investing Foundation III (now known as Gartmore Mutual Funds) and
               Nationwide  Advisory Services,  Inc.  previously filed as Exhibit
               (24)(b)(9)(a)  with  Post-Effective   Amendment  No.  11  to  the
               Registration  Statement  on Form N-1A on  January  5,  1999,  and
               herein incorporated by reference.

               (1)  Amendment,   effective   September  1,  1999,  to  the  Fund
                    Administration  Agreement among Nationwide Mutual Funds (now
                    known  as  Gartmore  Mutual  Funds),   Nationwide   Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    (23)(h)(1)(b)  with  Post-Effective  Amendment No. 16 to the
                    Registration  Statement  on Form N-1A on December  13, 1999,
                    and herein incorporated by reference.

          (b)  Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9,
               1998 between  Nationwide  Investing  Foundation III (now known as
               Gartmore Mutual Funds) and Nationwide  Investors  Services,  Inc.
               (now known as Gartmore Investor Services,  Inc.) previously filed as Exhibit (24)(b)(9)(b) with Post-Effective  Amendment No. 11 to the  Registration  Statement on Form N-1A on January 5, 1999, and
               herein incorporated by reference.

          (c)  Administrative  Services Plan (amended effective October 1, 2002)
               previously  filed as Exhibit  (23)(h)(6)(b)  with  Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               November 5, 2002 and herein incorporated by reference.

          (d)  Expense  Limitation  Agreement,  effective as of October 1, 2002, between  Gartmore  Mutual Fund Capital Trust and Gartmore  Mutual
               Funds previously filed as Exhibit (23)(h)(18) with Post-Effective
               Amendment  No. 44 to the  Registration  Statement on Form N-1A on
               February 28, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent  of  independent  auditors  previously  filed as  Exhibit
               (14)(a) with the initial  Registration  Statement on Form N-14 on
               September 22, 2003 is hereby incorporated by reference.

     (15) all financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney  for Gerald J. Holland  dated  October 30, 2002
               previously  filed  as  Exhibit  (23)(q)(3)  with   Post-Effective
               Amendment  No. 40 to the Trust's  Registration  Statement on Form
               N-1A on November 5, 2002, and herein incorporated by reference.

          (b)  Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C.  Wetmore  dated March 13, 2003  previously  filed as
               Exhibit  (23)(a)  with  Post-Effective  Amendment  No.  46 to the
               Trust's  Registration  Statement  on Form N-1A on April 30, 2003,
               and herein incorporated by reference.

     (17) Any additional exhibits which the Trust may wish to file:

          (a)  Statement of Additional  Information of the Trust,  dated October
               29,  2003,  filed on November 5, 2003  pursuant to Rule 497(c) of the Securities  Act of 1933, as amended (File Nos.  333-40455 and
               811-08495)   is  hereby   incorporated   by   reference  to  this
               Registration Statement as Exhibit (17)(a).

          (b)  The Annual  Reports to  Shareholders  of the Funds for the fiscal year ended  October 31,  2002 as filed  pursuant to Rule 30d-1 on
               January 10, 2003 (File No. and 811-08495) are hereby incorporated by reference.

          (c)  The  Semi-Annual  Reports  to  Shareholders  of the Funds for the
               period  ended April 30,  2003 as filed  pursuant to Rule 30d-1 on
               July 10, 2003 (File No. and 811-08495) are hereby incorporated by reference.

Item 17. Undertakings

     (1)  The  undersigned  Trust agrees that prior to any public  reoffering of the  securities  registered  through the use of a prospectus  which is part of this  registration  statement  by any  person  or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          1933 Act,  the  reoffering  prospectus  will  contain the  information called for by the  applicable  registration  form for  reofferings  by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned Trust agrees that every prospectus that is filed under paragraph  (1)  above  will be  filed as part of an  amendment  to the registration  statement  and will not be used until the  amendment  is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  the Registrant  certifies that this
Post-Effective  Amendment  No. 3 to the  Registration  Statement  meets  all the requirements for the effectiveness  pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of Columbus, and the State of Ohio, on this 22nd day of January, 2004.

                                                Registrant:
                                                Gartmore Mutual Funds

                                                By: /s/ Elizabeth A. Davin
                                                    ----------------------
                                                       Elizabeth A. Davin, Esq.
                                                       Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                   Date
---------                              -----                   ----

/s/ Paul J. Hondros           Trustee and Chairman             January 22, 2004
-------------------           (Principal Executive Officer)
Paul J. Hondros*

/s/ Gerald J. Holland         Treasurer (Principal Accounting  January 22, 2004
---------------------         and Financial Officer)
Gerald J. Holland*

/s/ Charles E. Allen          Trustee                          January 22, 2004
--------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley   Trustee                          January 22, 2004
---------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore           Trustee                          January 22, 2004
-------------------
C. Brent Devore*

/s/ Robert M. Duncan          Trustee                          January 22, 2004
--------------------
Robert M. Duncan*

/s/ Barbara Hennigar          Trustee                          January 22, 2004
--------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV        Trustee                          January 22, 2004
----------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler        Trustee                          January 22, 2004
----------------------
Douglas F. Kridler*

/s/ Arden L. Shisler          Trustee                          January 22, 2004
--------------------
Arden L. Shisler*

/s/ David C. Wetmore          Trustee                          January 22, 2004
--------------------
David C. Wetmore*

                            *By: /s/ Elizabeth A. Davin
                                 -------------------------------
                                  Elizabeth A. Davin, Attorney-in-Fact
                                  *Pursuant to Powers-of-Attorney.

                              GARTMORE MUTUAL FUNDS
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.               DESCRIPTION
-----------               -----------
(1)       Amended  Declaration of Trust dated as of October 30, 1997 (as amended
          September  18,  2003 of  Gartmore  Mutual  Funds  previously  filed as
          Exhibit  (23)(a) with  Post-Effective  Amendment No. 55 to the Trust's
          Registration  Statement on Form N-1A on October 30,  2003,  and herein incorporated by reference.

(2)       Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of the Trust  previously  filed as Exhibit  (23)(b)  with  Post-Effective
          Amendment No. 40 to the Trust's Registration Statement on Form N-1A on
          November 5, 2002, and herein incorporated by reference.

(4)       Plan of Reorganization  made by the Trust on behalf of Gartmore Growth
          Fund and  Nationwide  Large Cap Growth Fund as of September  18, 2003,
          previously  filed as  Exhibit  (4)(a)  with the  initial  Registration
          Statement on Form N-14 on September 22, 2003 is hereby incorporated by reference.

(6)(a)    Investment  Advisory  Agreement  dated  May 9, 1998  among  Nationwide
          Investing  Foundation  III (now known as  Gartmore  Mutual  Funds) and
          Nationwide  Advisory  Services,   Inc.  previously  filed  as  Exhibit
          (24)(b)(5)(a)  with  Post-Effective  Amendment  No. 11 to the  Trust's
          Registration  Statement  on Form N-1A on January  5, 1999,  and herein incorporated by reference.

(6)(a)(1) Amendment dated September 1, 1999 to the Investment Advisory Agreement among  Nationwide  Mutual Funds (now known as Gartmore  Mutual Funds),
          Nationwide  Advisory Services,  Inc. and Villanova Mutual Fund Capital
          Trust (now known as Gartmore  Mutual Fund  Capital  Trust)  previously filed as Exhibit (23)(d)(1)(a) with Post-Effective Amendment No. 18 to the  Registration  Statement on Form N-1A on December  29,  1999,  and
          herein incorporated by reference.

(6)(b)(1) Amendment  to  Subadvisory  Agreement  dated  September  1, 1999 among
          Nationwide   Mutual  Funds  (now  known  as  Gartmore  Mutual  Funds),
          Villanova Mutual Fund Capital Trust (now known as Gartmore Mutual Fund
          Capital Trust) and Goldman Sachs Asset Management  previously filed as
          Exhibit  (23)(d)(3)(c)(2)  with  Post-Effective  Amendment  18 to  the
          Trust's Registration  Statement on Form N-1A on December 29, 1999, and
          herein incorporated by reference.

(7)(a)    Underwriting  Agreement dated October 1, 2002 between  Gartmore Mutual
          Funds and Gartmore  Distribution  Services,  Inc.  previously filed as
          Exhibit (7)(a) with the Trust's initial Registration Statement on Form
          N-14 [File No. 333-103906] on March 18, 2003, and herein  incorporated by reference.

(7)(b)    Model  Dealer  Agreement  previously  filed  as  Exhibit  (6)(a)  with
          Post-Effective  Amendment No. 11 to the Trust's Registration Statement
          on Form N-1A on January 5, 1999, and herein incorporated by reference.

(7)(c)    Standard Dealer Agreement  previously filed as Exhibit (7)(c) with the
          Trust's  initial  Registration   Statement  on  Form  N-14  [File  No.
          333-103906] on March 18, 2003, and herein incorporated by reference.

(9)(a)    Global Custody  Agreement dated April 4, 2003 between  Gartmore Mutual
          Funds and JPMorgan Chase Bank previously  filed as Exhibit  (23)(g)(3)
          with  Post-Effective  Amendment  No.  1 to  the  Trust's  Registration
          Statement  on N-1A on April  30,  2003,  and  herein  incorporated  by reference.

(10)(a)   Amended  Distribution Plan under Rule 12b-1 effective October 1, 2003, previously filed as Exhibit (23)(m)(1) with  Post-Effective  Amendment
          No. 40 to the Trust's Registration  Statement on Form N-1A on November
          5, 2002, and herein incorporated by reference.

(10)(b)   Model Dealer Agreement  previously filed as Exhibit  (4)(b)(6)(b) with
          Post-Effective  Amendment No. 11 to the Trust's Registration Statement
          on Form N-1A on January 5, 1999, and herein incorporated by reference.

(10)(c)   Standard Dealer Agreement  previously filed as Exhibit (7)(c) with the
          Trust's  initial  Registration   Statement  on  Form  N-14  [File  No.
          333-103906] on March 18, 2003, and herein incorporated by reference.

(10)(d)   Amended Rule 18f-3 Plan,  amended effective March 1, 2003,  previously filed as Exhibit (23)(n) with  Post-Effective  Amendment No. 35 to the
          Trust's Registration  Statement on Form N-1A on February 28, 2003, and
          herein incorporated by reference.

(11)(a)   Opinion and  consent of counsel  previously  filed as Exhibit  (11)(a)
          with the initial Registration  Statement on Form N-14 on September 22,
          2003, is hereby incorporated by reference.

(12)(a)   Opinion and Consent of Counsel Supporting Tax Matters and Consequences
          to Shareholders is included in this Post-Effective  Amendment No. 3 to the Registration Statement on Form N-14 as Exhibit (12)(a).

(13)(a)   Fund  Administration  Agreement  dated  May 9, 1998  among  Nationwide
          Investing  Foundation  III (now known as  Gartmore  Mutual  Funds) and
          Nationwide  Advisory  Services,   Inc.  previously  filed  as  Exhibit
          (24)(b)(9)(a) with Post-Effective Amendment No. 11 to the Registration
          Statement on Form N-1A on January 5, 1999, and herein  incorporated by reference.

(13)(a)(1)Amendment effective as of September 1, 1999 to the Fund Administration
          Agreement among Nationwide  Mutual Funds (now known as Gartmore Mutual
          Funds),  Nationwide  Advisory Services,  Inc. and Villanova SA Capital
          Trust (now known as Gartmore  SA Capital  Trust)  previously  filed as
          Exhibit  (23)(h)(1)(b)  with  Post-Effective  Amendment  No. 16 to the
          Registration  Statement on Form N-1A on December 13, 1999,  and herein incorporated by reference.

(13)(b)   Transfer and Dividend  Disbursing  Agent  Agreement  dated May 9, 1998 between  Nationwide  Investing  Foundation  III (now known as Gartmore
          Mutual Funds) and Nationwide  Investors  Services,  Inc. (now known as
          Gartmore  Investor   Services,   Inc.)  previously  filed  as  Exhibit
          (24)(b)(9)(b) with Post-Effective Amendment No. 11 to the Registration
          Statement on Form N-1A on January 5, 1999, and herein  incorporated by reference.

(13)(c)   Administrative  Services  Plan  (amended  effective  October  1, 2002)
          previously filed as Exhibit 23(h)(6)(b) with Post-Effective  Amendment
          No. 11 to the Registration  Statement on Form N-1A on January 5, 1999,
          and herein incorporated by reference.

(13)(d)   Expense  Limitation  Agreement,  effective  as of  [October  1, 2002,]
          between  Gartmore  Mutual Fund Capital Trust and Gartmore Mutual Funds
          previously filed as Exhibit (23)(h)(18) with Post-Effective  Amendment
          No. 44 to the  Registration  Statement  on Form N-1A on  February  28,
          2003, and herein incorporated by reference.

(14)(a)   Consent of independent  auditors  previously  filed as Exhibit (14)(a)
          with the initial Registration  Statement on Form N-14 on September 22,
          2003 is hereby incorporated by reference.

(16)(a)   Power of  Attorney  for  Gerald J.  Holland  dated  October  30,  2002 previously filed as Exhibit (23)(q)(3) with  Post-Effective  Amendment
          No. 40 to the Trust's Registration  Statement on Form N-1A on November
          5, 2002, and herein incorporated by reference.

(16)(b)   Power of Attorney for Charles E. Allen,  Paula H.J.  Cholmondeley,  C.
          Brent Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J. Hondros,
          Thomas J. Kerr, IV, Douglas  Kridler,  Arden L. Shisler,  and David C.
          Wetmore dated March 13, 2003 previously  filed as Exhibit (23)(a) with
          Post-Effective  Amendment No. 46 to the Trust's Registration Statement
          on Form N-1A on April 30, 2003, and herein incorporated by reference.

(17)(a)   Statement of Additional  Information  of the Trust,  dated October 29,
          2003,  filed on  November  5,  2003  pursuant  to Rule  497(c)  of the
          Securities Act of 1933, as amended (File Nos. 333-40455 and 811-08495)
          is hereby incorporated by reference.

(17)(b)   The Annual  Reports to  Shareholders  of the Funds for the fiscal year ended October 31, 2002 as filed  pursuant to Rule 30d-1 on January 10,
          2003 (File No. 811-08495) are hereby incorporated by reference to this
          Registration Statement as Exhibit (17)(b).

(17)(c)   The  Semi-Annual  Reports to  Shareholders of the Funds for the period ended April 30, 2003 as filed  pursuant to Rule 30d-1 on July 10, 2003
          (File No.  811-08495)  are hereby  incorporated  by  reference to this
          Registration Statement as Exhibit (17)(c).